RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 36	$ 33
Post-employment benefits	6	4
Share-based payments and other	25	45
Key management personnel compensation	$ 67	$ 82